Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Related Party Balances
A summary of balances due from/(to) related parties at June 30, 2020 and December 31, 2019 is as follows:

(in thousands of $)
	June 30,	December 31,
	2020	2019
Seatankers Management Co. Ltd	(100)	(94)
Seatankers Management Norway AS	(24)	—
Frontline Ltd	748	601
Frontline Management (Bermuda) Limited	(54)	(35)
Frontline Corporate Services Ltd	(31)	(12)
Frontline Management AS	1	(16)
Flex LNG Fleet Management AS	(192)	(223)
SFL Corporation Ltd	—	(2)
Northern Ocean Limited	31	—
Related party balance	379	219
Related Party Transactions
A summary of expenses incurred from related parties is as follows:

(in thousands of $)
	Six months ended
	June 30,
	2020	2019
Seatankers Management Co. Ltd	112	274
Seatankers Management Norway AS	40	22
Frontline Ltd	—	307
Frontline Management (Bermuda) Limited	45	—
Frontline Corporate Services Ltd	—	141
Frontline Management AS	81	—
Flex LNG Fleet Management AS	743	—
SFL Corporation Ltd	2	—
FS Maritime SARL	75	—
Total related party transactions	1,098	744

We lease office space in Oslo, Norway from Seatankers Management Norway AS, and in London and Glasgow from Frontline Corporate Services Ltd.

We also have an agreement with Seatankers Management Co. Ltd. under which it provides us with certain advisory and support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin.

We have an administrative services agreement with Frontline Management (Bermuda) Limited and Frontline Management AS (together referred to as "Frontline Management") under which they provide us with certain administrative support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin. In the six months ended June 30, 2020, we paid Frontline Management $0.1 million for these services (June 30, 2019: $0.4 million).

We receive technical management supervision and other support services from Frontline Management (Bermuda) Limited for our vessels in operation. These services include technical supervision, purchase of goods and services within the ordinary course of business, insurances and other services relating to our vessels in operation. Frontline Management (Bermuda) Limited subcontracts these services to Frontline Management AS or other associated companies from time to time. Frontline Management (Bermuda) Limited provides quarterly invoices for services rendered and in addition it receives a quarterly payment of $2,243 for each vessel in operation. Each of the parties may terminate the contract on three months' notice. The fee is subject to annual review. In the six months ended June 30, 2020, we paid Frontline Management (Bermuda) Limited $0.0 million for such services (June 30, 2019: $0.0 million).

The technical ship management for five of our six vessels in operation was transferred to Flex LNG Fleet Management AS between November 2019 and June 2020. The remaining vessel, Flex Ranger, was transferred during July 2020, for more information see Note 16: Subsequent events. Flex LNG Fleet Management AS will also be responsible for the technical ship management of our seven newbuildings. Under the agreements between Flex LNG Fleet Management AS and our vessel owning subsidiaries, Flex LNG Fleet Management AS is paid a fee for the provision of technical ship management services for each of our vessels in operation. The fee is subject to annual review. In the six months ended June 30, 2020, we paid $0.7 million to Flex LNG Fleet Management AS for these services (June 30, 2019: $0.0 million).